Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases	12 Months Ended
Oct. 31, 2023 USD ($)
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$ 226,057
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$ 222,296
Weighted average remaining lease term – operating leases (in years)	2 years 6 months 25 days
Average discount rate – operating lease	4.70%